Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 410,747
Ending Balance	483,098	$ 410,747
Licences and software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	303,391	295,141
Ending Balance	$ 302,382	$ 303,391
Intangibles, Useful life	5 years	5 years
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 107,356	$ 85,085
Ending Balance	$ 180,716	$ 107,356
Intangibles, Useful life	7 years	7 years
Intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 410,747	$ 380,226
Ending Balance	483,098	410,747
Gross carrying amount [member] | Licences and software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,015,720	960,556
Acquisitions	48,064	69,442
Disposals	(114,187)	(46,007)
Foreign currency translation	3,477	25,339
Transfers/reclassifications	41,525	6,390
Ending Balance	994,599	1,015,720
Gross carrying amount [member] | Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	197,283	168,552
Acquisitions	120,225	36,227
Disposals	(1,041)	(5,643)
Foreign currency translation	(3,946)	2,955
Exchange differences capitalized	(14)
Transfers/reclassifications	(27,260)	(4,808)
Ending Balance	285,247	197,283
Gross carrying amount [member] | Intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,213,003	1,129,108
Acquisitions	168,289	105,669
Disposals	(115,228)	(51,650)
Foreign currency translation	(469)	28,294
Exchange differences capitalized	(14)
Transfers/reclassifications	14,265	1,582
Ending Balance	1,279,846	1,213,003
Accumulated amortization [member] | Licences and software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(712,329)	(665,415)
Amortization of the period	(88,044)	(75,818)
Reversal of impairment loss	53
Disposals	114,143	46,004
Foreign currency translation	(2,333)	(20,501)
Transfers/reclassifications	(3,707)	3,401
Ending Balance	(692,217)	(712,329)
Accumulated amortization [member] | Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(89,927)	(83,467)
Amortization of the period	(14,982)	(15,864)
Reversal of impairment loss	2
Disposals	1,041	5,546
Foreign currency translation	(33)	(184)
Transfers/reclassifications	(632)	4,042
Ending Balance	(104,531)	(89,927)
Accumulated amortization [member] | Intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(802,256)	(748,882)
Amortization of the period	(103,026)	(91,682)
Reversal of impairment loss	55
Disposals	115,184	51,550
Foreign currency translation	(2,366)	(20,685)
Transfers/reclassifications	(4,339)	7,443
Ending Balance	$ (796,748)	$ (802,256)